Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Other Payables

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Outside parties	36,547	35,875
Deferred grant income	2,459	1,161
Others	90	164

	39,096	37,200